EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Basic and diluted (loss) earnings per share
Net (loss) earnings from continuing operations	$ (791,360)	$ (55,542)	$ (1,913,460)	$ 420,208
Less: preferred stock accretion	(144,916)	0	(400,616)	0
Less: preferred stock dividends	(87,907)	0	(251,508)	0
Net income (loss) attributable to shareholders	$ (1,024,183)	$ (55,542)	$ (2,565,584)	$ 420,208
Weighted average common shares outstanding - basic	11,756,560	9,713,956	10,920,866	7,016,373
Basic (loss) earnings per share	$ (.09)	$ (0.01)	$ (0.23)	$ 0.06
Weighted average common shares outstanding - diluted	11,756,560	9,713,956	10,920,866	7,123,160
Diluted (loss) earnings per share	$ (0.09)	$ (0.01)	$ (0.23)	$ 0.06
Common stock equivalents excluded due to anti-dilutive effect	2,105,295	121,247	1,960,282	0